SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits			$ 281,000	$ 281,000	$ 3,000
Anti-dilutive securities attributable to warrants (in shares)	25,197,113	29,723,780		25,064,547	20,462,397
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Cash equivalents	$ 0		0	$ 0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	0
Anti-dilutive securities attributable to warrants (in shares)	21,320,000		21,320,000
Cash, FDIC Insured Amount	$ 250,000		$ 250,000	$ 250,000